Provision for post-employment benefits - Fair Value of Assets and Assessed Present Value of Liabilities in Pension Plans (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [abstract]
Fair value of assets allocation, Equities	9.10%	9.10%	13.40%
Fair value of assets allocation, Bonds	44.80%	64.80%	55.90%
Fair value of assets allocation, Insured annuities	39.30%	10.80%	19.20%
Fair value of assets allocation, Property	0.10%	0.10%	0.10%
Fair value of assets allocation, Cash	2.90%	3.70%	1.10%
Fair value of assets allocation, Other	3.80%	11.50%	10.30%
Total fair value of assets allocation	100.00%	100.00%	100.00%
Fair value of assets, Equities	£ 55.5	£ 76.5	£ 124.6
Fair value of assets, Bonds	272.5	544.9	520.0
Fair value of assets, Insured annuities	239.1	90.9	178.5
Fair value of assets, Property	0.7	0.9	1.3
Fair value of assets, Cash	17.7	31.1	9.9
Fair value of assets, Other	23.0	96.3	95.7
Total fair value of assets	608.5	840.6	930.0
Present value of liabilities	(767.5)	(1,024.0)	(1,135.4)
Deficit in the plans	(159.0)	(183.4)	(205.4)
Irrecoverable surplus	0.0	(0.9)	(0.9)
Net liability	(159.0)	(184.3)	(206.3)
Plans in surplus	20.6	42.8	43.9
Plans in deficit	£ (179.6)	£ (227.1)	£ (250.2)